accounting policy developments - Impacts of application of IFRS 15, Consolidated statements of financial position (Details) - CAD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Current assets
Cash and temporary investments, net		$ 414	$ 509	$ 432	$ 432
Accounts receivable		1,600	1,614	1,462
Income and other taxes receivable		3	96	9
Inventories		376	380	320
Contract assets		860	757	700
Prepaid expenses		539	493	443
Current derivative assets		49	18	11
Total		3,841	3,867	3,377
Non-current assets
Property, plant and equipment, net	$ 12,100	12,091	11,368	10,464
Intangible assets, net		10,956	10,658	10,364
Goodwill, net		4,733	4,236	3,787
Contract assets		458	396	352
Other long-term assets		986	528	733
Total		29,224	27,186	25,700
Total		33,065	31,053	29,077
Current liabilities
Short-term borrowings		100	100	100
Accounts payable and accrued liabilities		2,570	2,460	2,330
Income and other taxes payable		218	34	37
Dividends payable		326	299	284
Advance billings and customer deposits		653	632	584
Provisions	100	129	78	124
Current maturities of long-term debt	800	836	1,404	1,327
Current derivative liabilities		9	33	12
Total		4,841	5,040	4,798
Non-current liabilities
Provisions	700	728	511	395
Long-term debt	13,300	13,265	12,256	11,604
Other long-term liabilities	700	738	847	736
Deferred income taxes	3,200	3,152	2,941	2,511
Total		17,883	16,555	15,246
Liabilities		22,724	21,595	20,044
Owners' equity
Common equity		10,259	9,416	9,014
Non-controlling interests	$ 100	82	42	19
Total		10,341	9,458	9,033	9,033
Total		33,065	31,053	29,077
Excluding effects of IFRS 15
Current assets
Cash and temporary investments, net		414	509	432
Accounts receivable		1,609	1,623	1,471
Income and other taxes receivable		3	96	9
Inventories		374	378	318
Prepaid expenses		278	260	233
Current derivative assets		49	18	11
Total		2,727	2,884	2,474
Non-current assets
Property, plant and equipment, net		12,091	11,368	10,464
Intangible assets, net		10,956	10,658	10,364
Goodwill, net		4,733	4,236	3,787
Other long-term assets		876	421	640
Total		28,656	26,683	25,255
Total		31,383	29,567	27,729
Current liabilities
Short-term borrowings		100	100	100
Accounts payable and accrued liabilities		2,570	2,460	2,330
Income and other taxes payable		218	34	37
Dividends payable		326	299	284
Advance billings and customer deposits		810	782	737
Provisions		129	78	124
Current maturities of long-term debt		836	1,404	1,327
Current derivative liabilities		9	33	12
Total		4,998	5,190	4,951
Non-current liabilities
Provisions		728	511	395
Long-term debt		13,265	12,256	11,604
Other long-term liabilities		738	847	736
Deferred income taxes		2,656	2,500	2,107
Total		17,387	16,114	14,842
Liabilities		22,385	21,304	19,793
Owners' equity
Common equity		8,916	8,221	7,917
Non-controlling interests		82	42	19
Total		8,998	8,263	7,936
Total		31,383	29,567	27,729
IFRS 15 effects
Current assets
Accounts receivable		(9)	(9)	(9)
Inventories		2	2	2
Contract assets		860	757	700
Prepaid expenses		261	233	210
Total		1,114	983	903
Non-current assets
Contract assets		458	396	352
Other long-term assets		110	107	93
Total		568	503	445
Total		1,682	1,486	1,348
Current liabilities
Advance billings and customer deposits		(157)	(150)	(153)
Total		(157)	(150)	(153)
Non-current liabilities
Deferred income taxes		496	441	404
Total		496	441	404
Liabilities		339	291	251
Owners' equity
Common equity		1,343	1,195	1,097
Total		1,343	1,195	1,097	$ 1,097
Total		1,682	1,486	1,348
Allocation of transaction price (affecting timing of revenue recognition)
Current assets
Accounts receivable		(9)	(9)	(9)
Inventories		2	2	2
Contract assets		860	757	700
Non-current assets
Contract assets		458	396	352
Current liabilities
Advance billings and customer deposits		(157)	(150)	(153)
Non-current liabilities
Deferred income taxes		396	349	322
Owners' equity
Total		1,072	947	876
Costs incurred to obtain or fulfill a contract with a customer
Current assets
Prepaid expenses		261	233	210
Non-current assets
Other long-term assets		110	107	93
Non-current liabilities
Deferred income taxes		100	92	82
Owners' equity
Total		$ 271	$ 248	$ 221